Schedule of finance expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interest expenses	$ 350,145	$ 388,717
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Interest expenses	53,725	55,934
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Interest expenses	249,284	284,112
Loans from Directors [Member]
IfrsStatementLineItems [Line Items]
Interest expenses	$ 47,136	$ 48,671